Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 42,825	€ 50,755
Depreciation	(12,021)	(11,834)	€ (11,706)
Balance	50,444	42,825	50,755
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	84,643	82,819
Additions	7,689	6,541
Disposals	(1,375)	(5,371)
Adjustments due to remeasurements	584	(227)
Adjustments due to modifications	11,867	(167)
Effect of translation adjustments	(909)	1,048
Balance	102,499	84,643	82,819
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(41,818)	(32,064)
Depreciation	(12,021)	(11,834)
Disposals	1,251	3,060
Impairment loss	75	(848)
Adjustments due to remeasurements	3	(51)
Effect of translation adjustments	455	(81)
Accumulated depreciation and impairment loss	(52,055)	(41,818)	(32,064)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	42,786	50,583
Balance	49,906	42,786	50,583
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	83,597	81,784
Additions	7,056	6,541
Disposals	(609)	(5,371)
Adjustments due to remeasurements	584	(227)
Adjustments due to modifications	11,867	(167)
Effect of translation adjustments	(903)	1,037
Balance	101,592	83,597	81,784
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(40,811)	(31,201)
Depreciation	(11,887)	(11,699)
Disposals	485	3,060
Impairment loss	75	(848)
Adjustments due to remeasurements	3	(51)
Effect of translation adjustments	449	(72)
Accumulated depreciation and impairment loss	(51,686)	(40,811)	(31,201)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	39	172
Balance	538	39	172
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,046	1,035
Additions	633
Disposals	(766)
Effect of translation adjustments	(6)	11
Balance	907	1,046	1,035
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(1,007)	(863)
Depreciation	(134)	(135)
Disposals	766
Effect of translation adjustments	6	(9)
Accumulated depreciation and impairment loss	€ (369)	€ (1,007)	€ (863)